TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Allowance for expected credit losses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Increase (decrease) due to foreign currency changes	$ 304,783	$ (1,067,456)	$ 12,348,172
Accumulated impairment [member]
TRADE AND OTHER RECEIVABLES
Opening balance	(4,412,999)	(4,447,197)	(4,492,643)
Increase (decrease)	1,135,744	1,426,301	1,319,216
Reversal of provision	(569,535)	(1,417,795)	(1,110,743)
Increase (decrease) due to foreign currency changes	(50,923)	(42,704)	(253,919)
Subtotal movements	515,286	(34,198)	(45,446)
Final balance	$ (4,928,285)	$ (4,412,999)	$ (4,447,197)